Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 17,840	$ 9,684,578	$ 19,800	$ (3,248,161)	$ 6,474,057
Beginning balance, Shares at Mar. 31, 2019	17,840,261
Shares issued for services	$ 30	19,770	(19,800)
Shares issued for services, Shares	30,000
Stock-based compensation		801,244			801,244
Net loss				(5,320,873)	(5,320,873)
Ending balance, value at Mar. 31, 2020	$ 17,870	10,505,592	923,994	(8,569,034)	2,878,422
Ending balance, Shares at Mar. 31, 2020	17,870,261
Placement of common stock			923,994		923,994
Warrants issued with convertible notes
Stock-based compensation		344,716			344,716
Net loss				(1,874,157)	(1,874,157)
Ending balance, value at Jun. 30, 2020	$ 18,600	12,892,206		(10,443,191)	2,467,615
Ending balance, Shares at Jun. 30, 2020	18,600,158
Placement of common stock	$ 730	2,041,898	(923,994)		1,118,634
Private placement of common stock, Shares	729,897
Beginning balance, value at Mar. 31, 2020	$ 17,870	10,505,592	923,994	(8,569,034)	2,878,422
Beginning balance, Shares at Mar. 31, 2020	17,870,261
Shares issued for services	$ 74	210,871			210,945
Shares issued for services, Shares	73,500
Stock-based compensation		1,227,578			1,227,578
Net loss				(7,377,976)	(7,377,976)
Ending balance, value at Mar. 31, 2021	$ 18,906	14,652,955		(15,947,010)	(1,275,149)
Ending balance, Shares at Mar. 31, 2021	18,906,148
Placement of common stock	$ 962	2,708,914	(923,994)		1,785,882
Private placement of common stock, Shares	962,387
Shares issued for services	$ 60	172,140			172,200
Shares issued for services, Shares	60,000
Warrants issued with convertible notes		3,700,632			3,700,632
Stock-based compensation	$ 6	655,914			655,920
Stock-based compensation, Shares	5,508
Net loss				(4,835,091)	(4,835,091)
Ending balance, value at Jun. 30, 2021	$ 18,972	$ 19,181,641		$ (20,782,101)	$ (1,581,488)
Ending balance, Shares at Jun. 30, 2021	18,971,656
Private placement of common stock, Shares					60,000